CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
BALANCE at Dec. 31, 2012	$ 78,315	$ 17	$ 24,828	$ 401	$ 53,044	$ 25
BALANCE, shares at Dec. 31, 2012		4,366,339
Shares issued for equity compensation plan	225	$ 1	224
Shares issued for equity compensation plan, shares		48,750
Net income (loss)	8,444				8,444
Appropriations to statutory reserves				408	(408)
Foreign currency translation adjustment	805					805
BALANCE at Dec. 31, 2013	87,789	$ 18	25,052	809	61,080	830
BALANCE, shares at Dec. 31, 2013		4,415,089
Shares issued for equity compensation plan	538	$ 1	537
Shares issued for equity compensation plan, shares		40,000
Escrow shares cancelled	(1)	$ (1)
Escrow shares cancelled, shares		(101,374)
Net income (loss)	(2,288)				(2,288)
Foreign currency translation adjustment	(36)					(36)
Realization of foreign currency translation gain relating to disposal of a subsidiary	(805)					(805)
Reclassification of statutory reserves upon disposal of a subsidiary				$ (809)	809
BALANCE at Dec. 31, 2014	85,197	$ 18	25,589		59,601	(11)
BALANCE, shares at Dec. 31, 2014		4,353,715
Shares issued for equity compensation plan	239		239
Shares issued for equity compensation plan, shares		117,500
Shares to be issued on conversion of convertible notes	76		76
Shares to be issued on conversion of convertible notes, shares		51,511
Net income (loss)	(2,418)				(2,418)
Foreign currency translation adjustment	(5,258)					(5,258)
BALANCE at Dec. 31, 2015	$ 77,836	$ 18	$ 25,904		$ 57,183	$ (5,269)
BALANCE, shares at Dec. 31, 2015		4,552,726